Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Cash flows from operating activities:
Net income (loss)	$ 32,115	$ (2,417)	$ 7,636	$ 2,169	$ 8,782
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization expense	38,215	34,673	70,868	66,337	63,457
Debt cost and discount amortization	526	1,556	2,295	3,189	2,946
Payment of accreted interest at debt retirement		(50,193)	(50,193)
Accretion of note discount		8,341	8,341	15,881	14,141
Deferred income tax (benefit) expense	245	(4,620)	(1,615)	(801)	(13,548)
Excess income tax benefit related to stock-based compensation plans	(11,148)
Loss on disposal of fixed assets	869	622	1,771	2,631	2,640
Loss on debt retirement	6,790	6,994	8,580
Share-based compensation charges	1,621	503	2,212	1,207	1,099
Other, net	699	1,437	(73)	676	(1,181)
Changes in assets and liabilities:
Inventories	(1,099)	100	(3,103)	(505)	(9)
Prepaid expenses	(1,297)	(1,448)	(892)	(157)	1,502
Income taxes receivable	(1,403)	1,054	25	(1,325)	(1,120)
Other current assets	(6,077)	1,119	(911)	3,015	(8,461)
Other assets and deferred charges	(2,968)	(506)	4	(364)	924
Accounts payable	1,927	5,325	8,720	(1,774)	(96)
Accrued liabilities	3,893	2,903	14,869	6,782	1,574
Income taxes payable	11,130	(152)	497	291	(711)
Deferred occupancy costs	10,538	5,925	16,919	12,214	6,691
Other liabilities	1,430	791	765	412	4,166
Net cash provided by operating activities	85,480	10,451	86,715	109,878	82,796
Cash flows from investing activities:
Capital expenditures	(78,003)	(59,374)	(129,688)	(105,894)	(78,689)
Proceeds from sales of property and equipment	134	22	115	217	201
Receipts on notes receivable	1,220
Net cash used in investing activities	(76,649)	(59,352)	(129,573)	(105,677)	(78,488)
Cash flows from financing activities:
Borrowings of credit facility			528,675
Repayment of senior notes			(200,000)
Repayment of senior discount notes			(100,000)
Debt issuance costs	(3,288)	(8,128)	(8,212)	(818)
Proceeds from the issuance of common stock, net of underwriter fees			100,659
Proceeds from the sale of treasury stock and exercise of stock options	5,155
Payment of costs associated with the issuance of common stock			(1,093)
Excess income tax benefit related to stock-based compensation plans	11,148
Sale of common stock				80
Net cash provided by (used in) financing activities	(55,985)	76,172	75,654	(2,238)	(1,875)
Increase (decrease) in cash and cash equivalents	(47,154)	27,271	32,796	1,963	2,433
Beginning cash and cash equivalents	70,876	38,080	38,080	36,117	33,684
Ending cash and cash equivalents	23,722	65,351	70,876	38,080	36,117
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net	6,661	1,348	4,937	2,151	2,515
Cash paid for interest, net of amounts capitalized	6,714	17,474	28,510	29,096	32,435
Increase (decrease) in fixed asset accrued liabilities	5,687	(6,649)
Cash paid for interest and debt fees, related to debt retirement	32	18,992	18,998
Cash paid for settlement of accreted interest of senior discount notes		50,193	50,193
New Credit Facility [Member]
Cash flows from financing activities:
Borrowings of credit facility	434,000		528,675
Repayments of credit facility	(73,000)		(100,000)
Prior Senior Credit Facility [Member]
Cash flows from financing activities:
Borrowings of credit facility		528,675
Repayments of credit facility	$ (430,000)	$ (444,375)	$ (144,375)	$ (1,500)	$ (1,875)